Shareholders’ equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Aug. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued		3,200,601,904	3,200,516,281
Exercise of options		R$ 1,470
Share capital		4,040,661	R$ 4,040,397
Reduced costs to issue		157,495	157,495
Authorized capital stock		R$ 17,000,000	R$ 17,000,000
Treasury shares		50,112	1,140,940
Treasury value		R$ 1,709	R$ 38,910
Market value of treasury shares		R$ 8.97	R$ 7.34
Subscription warrants	1,891,497,584
Subscription warrants shares	R$ 5.84
Subscription warrants exercise price	R$ 5.82
Subscription warrants un subscribed paid	883,161,640
Subscription warrants subscribed paid	1,008,335,944
Subscribed paid by GOL equity finance	991,951,681
Subscribed and paid by minority shareholders	16,215,115
Subscribed shares canceled	169,148
Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		336,919,404	336,833,571
Common Stocks [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,863,682,500	2,863,682,710
Board of Directors Chairman [Member] | Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Increase in share capital				R$ 264
Number of shares issued				85,827